DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Classes A, C, I

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 16, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 16, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 17, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

DIAMOND HILL FUNDS

Diamond Hill Research Opportunities Fund

Class Y

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 18, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 18, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 19, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.